Financial Instruments and Financial Risk Management (Details) - Schedule of level 3 financial liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of level 3 financial liabilities [Abstract]
Opening balance	$ 97	$ 559	$ 237
Granted (see note 13(b))		6,681	6,041
Exercised		(7,045)	(2,217)
Changes in fair value of warrants issued to investors	(57)	(98)	(3,502)
Closing balance	$ 40	$ 97	$ 559